PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following:

		December 31,
		2016	2017
		RMB	RMB
Prepaid expenses and other current assets:
Prepaid rental expenses		25,038	43,283
Interest receivable from time deposits		5,945	12,495
Prepaid advertising deposits		11,875	12,325
Prepaid advertising expenses		14,193	26,393
Prepaid value-added tax		50,587	28,616
Housing loans made to employees	(a)	4,968	11,859
Staff advances	(b)	1,404	2,136
Others	(c)	12,078	19,253
Total prepaid expenses and other current assets		126,088	156,360

(a)
The Company provides one-year housing loans to the employees to help them finance their purchase of apartments. Starting from 2016, the Company also began to provide five-year loans to the employees, which amounted to RMB12,751 and RMB16,814 in 2016 and 2017 respectively. These loans provided to employees were recognized in investing activities in the statements of cash flows. As of December 31, 2016 and 2017, the balance of the five-year loans to the employees were RMB 12,751 and RMB 29,565 respectively, and were included in other non-current assets.

(b)	Staff advances are provided to staff for traveling and related expenses and are expensed when incurred.
(c)	Others mainly represent other deposits, professional fees and other miscellaneous prepaid expenses.